Inventory (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory
Work-in-progress	$ 15,223,386	$ 14,209,695	$ 15,167,522
Finished goods	5,942,832	5,506,760	4,580,158
Other	685,809	791,568	674,381
Total	$ 21,852,027	$ 20,508,023	$ 20,422,061